Organization and Business Operations (Details) - USD ($)		2 Months Ended	6 Months Ended	12 Months Ended
	Mar. 02, 2021	Mar. 02, 2021	Jun. 30, 2021	Dec. 31, 2020
Organization, Business Operation and Going Concern Consideration (Details) [Line Items]
Gross proceeds (in Shares)	34,500,000	10,000,000
Price per unit (in Dollars per share)	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Gross proceeds	$ 345,000,000			$ 6,000,000
Transaction costs			$ 820,691
Underwriting concept	6,900,000		6,900,000
Deferred underwriting discount	12,075,000		12,075,000
Other offering costs	$ 435,945		499,651
Offering costs			$ 18,653,960
Public shares redeem percentage	100.00%	100.00%	100.00%
Public share price per share (in Dollars per share)	$ 10.00	$ 10.00	$ 10.00
Net tangible assets			$ 5,000,001	5,000,001
Dissolution expenses		$ 100,000	$ 100,000	$ 100,000
Public share price (in Dollars per share)	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Trust account assets price (in Dollars per share)		$ 10.00	$ 10.00	$ 10.00
Operating bank account	$ 2,100,000	$ 2,100,000	$ 1,100,000
Working capital deficit		2,100,000	1,400,000	$ 23,543
Capital contribution from sponsor		25,000	25,000
Unsecured promissory note from the sponsor	$ 174,407	174,407	$ 175,000
EngagedCapitalLLCMember
Organization, Business Operation and Going Concern Consideration (Details) [Line Items]
Gross proceeds (in Shares)			10,000,000
Gross proceeds		$ 100,000,000	$ 100,000,000
Purchase price	$ 10.00	$ 10.00	$ 10.00
Warrant [Member]
Organization, Business Operation and Going Concern Consideration (Details) [Line Items]
Gross proceeds (in Shares)		9,400,000
Gross proceeds			$ 9,400,000
Sale of private warrants (in Shares)		6,266,667	6,266,667	5,666,667
Price per private warrant (in Dollars per share)		$ 1.50	$ 1.50	$ 1.50
IPO [Member]
Organization, Business Operation and Going Concern Consideration (Details) [Line Items]
Gross proceeds (in Shares)	34,500,000			30,000,000
Price per unit (in Dollars per share)	$ 10.00	$ 10.00		$ 10.00
Gross proceeds	$ 345,000,000			$ 10,000,000
Transaction costs		$ 19,410,945	$ 19,474,651
Underwriting concept	6,900,000	6,900,000
Deferred underwriting discount	$ 12,075,000	12,075,000
Other offering costs		$ 435,945
Public shares redeem percentage				100.00%
Public share price per share (in Dollars per share)				$ 10.00
Over-Allotment Option [Member]
Organization, Business Operation and Going Concern Consideration (Details) [Line Items]
Gross proceeds (in Shares)	4,500,000			347,500,000
Gross proceeds	$ 345,000,000			$ 6,900,000
Sale of private warrants (in Shares)				6,266,667
Over-Allotment Option [Member] | Warrant [Member]
Organization, Business Operation and Going Concern Consideration (Details) [Line Items]
Gross proceeds (in Shares)				6,266,667
Private Placement [Member]
Organization, Business Operation and Going Concern Consideration (Details) [Line Items]
Price per unit (in Dollars per share)	$ 11.50	$ 11.50	$ 11.50	$ 11.50
Gross proceeds				$ 100,000,000
Private Placement [Member] | EngagedCapitalLLCMember
Organization, Business Operation and Going Concern Consideration (Details) [Line Items]
Price per unit (in Dollars per share)	$ 10.00	$ 10.00	$ 10.00
Aggregate amount		$ 100,000,000	$ 100,000,000
Founder purchase shares (in Shares)		10,000,000	10,000,000